Gain or loss on fair value hedges (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Gain or loss on fair value hedges [Line Items]
Gains (losses) on fair value hedges (hedged items)	₩ (21,385)
Gains (losses) on fair value hedges (hedging instruments)	19,255
Hedge ineffectiveness recognized in profit or loss	(2,130)
Cash Flow Hedges | Interest rate
Gain or loss on fair value hedges [Line Items]
Gains (losses) on fair value hedges (hedged items)	(76,573)
Gains (losses) on fair value hedges (hedging instruments)	79,635
Hedge ineffectiveness recognized in profit or loss	3,062
Cash Flow Hedges | Foreign exchange
Gain or loss on fair value hedges [Line Items]
Gains (losses) on fair value hedges (hedged items)	55,188
Gains (losses) on fair value hedges (hedging instruments)	(60,380)
Hedge ineffectiveness recognized in profit or loss	₩ (5,192)